Interest Bearing Loans And Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Interest-bearing loans and borrowings [Abstract]
Detailed information about borrowings
	December 31, 2020	December 31, 2019	Interest Rate	Maturity
Term Loan B Facility	-	1,000	Three-month LIBOR plus 4.75%	Prepaid in full on July 8, 2020
Notes Payable	5,475	4,841	Six-month LIBOR	November 2, 2024 (1)
Seller’s credit for the construction of six liquid barges	1,901	-	Fixed rate of 8.5%	November 16, 2025 (2)
BBVA loan	-	6,050	Six-month LIBOR plus 3.25%	Prepaid in full on July 8, 2020
New BBVA Facility	14,000	-	Six-month LIBOR plus 3.25%	March 31, 2022
Term Bank loan	1,400	1,400	Three-month LIBOR plus 3.15%	May 18, 2022
Loan for Nazira	46	69	Fixed rate of 6.00%	August 10, 2021
Current portion of interest-bearing loans and borrowings	22,822	13,360
2025 Notes	500,000	-	Fixed rate of 10.75%	July 1, 2025
2022 Notes	-	375,000	Fixed rate of 7.25%	Prepaid in full on July 8, 2020
Term Loan B Facility	-	97,000	Three-month LIBOR plus 4.75%	Prepaid in full on July 8, 2020
Notes Payable	12,367	17,628	Six-month LIBOR	November 2, 2024 (1)
Seller’s credit for the construction of six liquid barges	9,146	-	Fixed rate of 8.5%	November 16, 2025 (2)
	December 31, 2020	December 31, 2019	Interest Rate	Maturity
BBVA loan	-	8,225	Six-month LIBOR plus 3.25%	Prepaid in full on July 8, 2020
New BBVA Facility	8,000	-	Six-month LIBOR plus 3.25%	March 31, 2022
Term Bank loan	7,700	9,100	Three-month LIBOR plus 3.15%	May 18, 2022
Loan for Nazira	-	46	Fixed rate of 6.00%	August 10, 2021
Non-current portion of interest-bearing loans and borrowings	537,213	506,999
Less: deferred finance costs	(19,444)	(5,430)
Total interest-bearing loans and borrowings, net	540,591	514,929

(1)Includes 32 different drawdown events and maturity dates are scheduled on the 16th and last semi-annual installments after the completion of each Drawdown Event.

(2)Includes six different drawdown events and maturity dates are scheduled on the 20th and last quarterly installments from the drawdown date of each individual barge based on the barge's delivery date.

Borrowing movement during period
	2020	2019	2018
At January 1,	514,929	530,187	532,746
Proceeds from 2025 Notes, net of deferred finance costs	479,023	-	-
Proceeds from long term debt, net of deferred finance costs	24,854	-	6,919
Repayment of 2022 Notes	(375,000)	-	-
Repayment of long-term debt and payment of principal	(105,551)	(13,403)	(7,607)
Repayment of notes payable	(4,466)	(4,304)	(4,240)
Accretion of Notes payable / unwinding of discount	(161)	(103)	7
Amortization of deferred finance cost	2,806	2,552	2,362
Loss on debt extinguishment	4,157	-	-
At December 31,	540,591	514,929	530,187

Principal payments
Year	Amount in thousands of U.S. dollars
2021	$79,016
2022	77,598
2023	61,737
2024	59,070
2025	529,359
2026 and thereafter	-
Total	$806,780